UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  399 Park Avenue, 38th Floor
          New York, New York 10022

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, November 14, 2006

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1
                                                ---------------

Form 13F Information Table Entry Total:                    45
                                                ---------------

Form 13F Information Table Value Total:              $496,148
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

ADVANCED MAGNETICS INC         COM    00753P103     8,399    246,316  S/H          OTHER           1                 246,316

AETNA INC NEW                  COM    00817Y108    10,117    255,800  S/H          OTHER           1                 255,800

ALTUS PHARMACEUTICALS INC      COM    02216N105     5,537    346,728  S/H          OTHER           1                 346,728

AMGEN INC                      COM    031162100    15,000    209,700  S/H          OTHER           1                 209,700

BIOMARIN PHARMACEUTICAL INC    COM    09061G101    10,876    764,287  S/H          OTHER           1                 764,287

BIOGEN IDEC INC                COM    09062X103    15,111    338,206  S/H          OTHER           1                 338,206

BIOSCRIP INC                   COM    09069N108     1,380    456,926  S/H          OTHER           1                 456,926

BOSTON SCIENTIFIC CORP         COM    101137107     8,046    544,000  S/H          OTHER           1                 544,000

CARRIAGE SVCS INC              COM    143905107     2,439    523,425  S/H          OTHER           1                 523,425

CENTENE CORP DEL               COM    15135B101    14,133    859,700  S/H          OTHER           1                 859,700

CYBERONICS INC                 COM    23251P102    11,992    684,100  S/H          OTHER           1                 684,100

DAVITA INC                     COM    23918K108     9,481    163,827  S/H          OTHER           1                 163,827

DIALYSIS CORP AMER             COM    252529102     2,717    203,511  S/H          OTHER           1                 203,511

EMAGEON INC                    COM    29076V109     7,726    495,592  S/H          OTHER           1                 495,592

EMERGENCY MEDICAL SERVICES
CORP                           CLA    29100P102    14,074    860,768  S/H          OTHER           1                 860,768

EMISHERE TECHNOLOGIES INC      COM    291345106     1,056    125,000  S/H          OTHER           1                 125,000

                            SPONSORED
GENTIUM SPA                    ADR    37250B104       355     25,104  S/H          OTHER           1                  25,104

GENZYME CORP                   COM    372917104    12,192    180,703  S/H          OTHER           1                 180,703

HYTHIAM INC                    COM    44919F104       209     28,958  S/H          OTHER           1                  28,958

INDEVUS PHARMACEUTICALS INC    COM    454072109     9,275   1,566,800 S/H          OTHER           1               1,566,800

INSPIRE PHARMACEUTICALS INC    COM    457733103     7,200   1,414,600 S/H          OTHER           1               1,414,600

INTROGEN THERAPEUTICS INC      COM    46119F107       873    193,985  S/H          OTHER           1                 193,985

KINETIC CONCEPTS INC         COM NEW  49460W208    14,283    454,000  S/H          OTHER           1                 454,000

LIFEPOINT HOSPITALS INC        COM    53219L109    20,885    591,313  S/H          OTHER           1                 591,313

LINCARE HLDGS INC              COM    532791100     6,145    177,400  S/H          OTHER           1                 177,400

MEDICIS PHARMACEUTICAL      CL A NEW  584690309     5,475    169,244  S/H          OTHER           1                 169,244
CORP

MEDIS TECHNOLOGIES LTD         COM    58500P107       178      7,221  S/H          OTHER           1                   7,221

NEUROCHEM INC                  COM    64125K101       558     30,100  S/H          OTHER           1                  30,100

NITROMED INC                   COM    654798503       347    109,497  S/H          OTHER           1                 109,497

NORTHFIELD LABS INC            COM    666135108       402     27,978  S/H          OTHER           1                  27,978

NUTRI SYS INC NEW              COM    67069D108     6,229    100,000  S/H          OTHER           1                 100,000

ORCHID CELLMARK INC            COM    68573C107     7,848  3,397,407  S/H          OTHER           1               3,397,407

PENWEST PHARMACEUTICALS CO     COM    709754105    13,129    788,531  S/H          OTHER           1                 788,531

REPLIDYNE INC                  COM    76028W107     3,963    421,171  S/H          OTHER           1                 421,171

ROTECH HEALTHCARE INC          COM    778669101       300    250,000  S/H          OTHER           1                 250,000

RURAL / METRO CORP             COM    781748108   164,888  1,888,752  S/H          OTHER           1               1,888,752

SAVIENT PHARMACEUTICALS INC    COM    80517Q100    26,169    401,982  S/H          OTHER           1                 401,982

SONUS PHARMACEUTICALS INC      COM    835692104     2,739    583,911  S/H          OTHER           1                 583,911

SUNRISE SENIOR LIVING INC      COM    86768K106     7,862    263,204  S/H          OTHER           1                 263,204

THORATEC CORP                COM NEW  885175307     9,920    635,478  S/H          OTHER           1                 635,478

UNITED THERAPEUTICS
CORP DEL                       COM    91307C102    11,525    219,023  S/H          OTHER           1                 219,023

UNIVERSAL AMERN FINL CORP      COM    913377107    13,667    850,474  S/H          OTHER           1                 850,474

VALERA PHARMACEUTICALS INC     COM    91914F100     4,446    693,551  S/H          OTHER           1                 693,551

VISTACARE INC                  CLA    92839Y109     4,684    450,400  S/H          OTHER           1                 450,400

ZYMOGENETICS INC               COM    98985T109     2,317    137,326  S/H          OTHER           1                 137,326



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